Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000219507 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219507 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219507 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000219507 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219507 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219507 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000219507 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000219507 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219507 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000219507 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000240614 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000240614 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240614 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000240614 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240614 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240614 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000240614 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000240614 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240614 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240614 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250258 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000250258 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250258 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250258 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250258 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000250258 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000250258 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000250258 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000250258 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250258 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	8.20%